The Company and its Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
The Company and its Significant Accounting Policies

1. The Company and its Significant Accounting Policies

The Company

TubeMogul, Inc. (the Company), a Delaware corporation, is an enterprise software company for brand advertising. The Company’s customers include many of the world’s largest brands and their media agencies.

The Company’s headquarters are in Emeryville, California and it has offices in Chicago, Detroit, Kiev, London, Los Angeles, New York, Paris, Sao Paolo, Shanghai, Singapore, Sydney, Tokyo, and Toronto.

Principles of Consolidation and Basis of Presentation

These unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (GAAP) and applicable rules and regulations of the Securities and Exchange Commission (SEC) regarding interim financial reporting, and include the accounts of the Company’s wholly owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation. Certain information and note disclosures normally included in the financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. Therefore, these condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes included in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2014, filed with the SEC on March 31, 2015.

The consolidated balance sheet as of December 31, 2014 included herein was derived from the audited financial statements as of that date. These unaudited condensed consolidated financial statements reflect all normal recurring adjustments necessary to present fairly the financial position, results of operations, the Company’s comprehensive loss and cash flows for the interim periods, but are not necessarily indicative of the results of operations to be anticipated for the full fiscal year ending December 31, 2015 or any other period.

Use of Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates in these condensed consolidated financial statements include allowances for doubtful accounts and credit memos, useful lives for depreciation and amortization, loss contingencies, valuation of deferred tax assets, provisions for uncertain tax positions, capitalization of software costs and assumptions used for valuation of stock-based compensation and convertible preferred stock warrant liability. Actual results could differ from those and other estimates.

Accounts Receivable

Accounts receivable are stated at net realizable value. The Company provides an allowance for doubtful accounts based on management’s evaluation of outstanding accounts receivable. The Company maintains reserves for potential credit losses on customer accounts when deemed necessary. The Company analyzes specific accounts receivable, historical bad debts, customer concentrations, current economic trends, and changes in the customer payment terms when evaluating the adequacy of the allowance for doubtful accounts. Accounts receivable are written off when no future collection is possible.

Many of the Company’s contracts with advertising agencies provide that if the brand (i.e., the agency’s customer) does not pay the agency, the agency is not liable to the Company and the Company must seek payment from the brand. Accordingly, the Company considers the creditworthiness of the brand in establishing its allowance for doubtful accounts. However, since inception, the Company has not had to initiate collection efforts directly with any brands where the contract was with an advertising agency.

The following table presents the changes in the allowance for doubtful accounts:

	Year Ended December 31, 2014	Three Months Ended March 31, 2015
Balance, beginning of period	$(714)	$(1,369)
Additions to allowance	(903)	(79)
Write offs, net of recoveries	248	130

Balance, end of period	$(1,369)	$(1,318)

Beginning in Q1 2014 the Company established a reserve for credit memos. On a quarterly basis, the amount of revenue that is reserved for credit memos is calculated based on the Company’s historical trends and data specific to each reporting period. The Company reviews the actual credit memos issued in prior quarters as they relate to prior periods and establishes a rate at which credit memos effect prior periods. The Company then applies the established rate to the current period revenue as a basis for estimating future credit memos.

The following table presents the changes in the allowance for credit memos:

	Year Ended December 31, 2014	Three Months Ended March 31, 2015
Balance, beginning of period	$—	$(460)
Additions to allowance	(1,875)	(558)
Issued credit memos	1,415	590

Balance, end of period	$(460)	$(428)

Fair Value Measurement and Financial Instruments

The Company measures the fair value of its financial instruments in accordance with of the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) for Fair Value Measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date. In determining fair values of all reported assets and liabilities that represent financial instruments, the Company uses the carrying market values of such amounts. The provision establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company.

Unobservable inputs are inputs that reflect the Company’s assumptions as to what market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The hierarchy is broken down into three levels based on the observability of inputs as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

Level 2 — Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3 — Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

The Company recorded $46,592 and $36,855 of Cash and cash equivalents as of December 31, 2014 and March 31, 2015, respectively, which are measured at fair value on a recurring basis. Inputs used in measuring fair value of Cash and cash equivalents are categorized as Level 1.

In fiscal year 2010, the Company issued a Series A-1 preferred stock warrant that contained a price protection clause that provides that the exercise price of the warrants is to be adjusted downwards upon the Company issuing Additional Stock (as defined in the warrant agreement) at more favorable pricing. As a result of this price protection clause, the Company determined that the warrant is not considered indexed to the Company’s own stock and as a result recorded the warrant as a liability measured at fair value at the time of issuance. The Company records “mark-to-market” adjustments each reporting period under other expense, net. As the warrant’s fair value is based on significant inputs that are not observable in the market, they are categorized as Level 3. On July 23, 2014, upon the closing of the Company’s IPO, the warrant converted from a warrant to purchase Series A-1 preferred stock to a warrant to purchase shares of common stock, and the liability at its then fair value of $516 was reclassified to additional paid-in capital. Prior to this date, all changes in the fair value of the warrant were recorded in other expense in the accompanying condensed consolidated statements of operations. On August 15, 2014, the warrant was net exercised in full for 69,895 shares of common stock. As of December 31, 2014 and March 31, 2015 no warrant liability was recorded on the condensed consolidated balance sheets.

Changes in warrant liability consisted of the following during:

Year Ended December 31,
2014
Balance, beginning of year	$684
Change in fair value of convertible preferred stock warrant liability	(168)
Conversion of preferred stock warrants to common stock warrants	(516)

Balance, end of year	$—

Since all carrying amounts approximate fair value, no other comprehensive income or loss has been recognized. There were no sales, purchases, settlements, or transfers in or out of Level 3 liabilities.

Other financial instruments not measured at fair value on the accompanying consolidated balance sheets at December 31, 2014 and March 31, 2015, but which require disclosure of their fair values include accounts receivable, accounts payable, accrued expenses and debt. The estimated fair values of such instruments at December 31, 2014 and March 31, 2015 approximated their carrying values. The fair values of all of these instruments are categorized as Level 2 in the fair value hierarchy.

Recent Accounting Pronouncements

In May 2014, FASB, issued Accounting Standards Update No. 2014-09, Revenue from Contracts with Customers, or ASU 2014-09, which clarifies existing accounting literature relating to how and when a company recognizes revenue. Under ASU 2014-09, a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods and services. Additionally, the guidance requires improved disclosures to help users of financial statements better understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The new standard allows for either a full retrospective or a modified retrospective transition method. The FASB tentatively decided on April 1, 2015 to defer for one year the effective date of the new revenue standard for public and nonpublic entities reporting under GAAP. The FASB also tentatively decided to permit entities to early adopt the standard. The tentative decisions will be exposed in an upcoming proposed Accounting Standards Update (ASU) with a 30-day comment period. The Company is in the process of determining what impact, if any, the adoption of this ASU will have on its consolidated financial statements and related disclosures.

In April 2015, FASB issued ASU No. 2015-05, Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement, which provides explicit guidance to help companies evaluate the accounting for fees paid by a customer in a cloud computing arrangement. The new guidance clarifies that if a cloud computing arrangement includes a software license, the customer should account for the license consistent with its accounting for other software licenses. If the arrangement does not include a software license, the customer should account for the arrangement as a service contract. ASU 2015-05 is effective for public business entities for annual periods, including interim periods within those annual periods, beginning after December 15, 2015. For all other entities, the amendments are effective for annual periods beginning after December 15, 2015, and interim periods in annual periods beginning after December 15, 2016. An entity can elect to adopt the amendments either prospectively for all arrangements entered into or materially modified after the effective date, or retrospectively. Early adoption is permitted for all entities. The Company is in the process of determining what impact, if any, the adoption of this ASU will have on its consolidated financial statements and related disclosures.

1. The Company and its Significant Accounting Policies

The Company

TubeMogul, Inc., a Delaware corporation (the Company), is an enterprise software company for brand advertising. The Company’s customers include many of the world’s largest brands and their media agencies.

The Company’s headquarters are in Emeryville, California and it has offices in Chicago, Detroit, Kiev, London, Los Angeles, New York, Paris, Shanghai, Singapore, Sydney, Tokyo, and Toronto.

On July 23, 2014, the Company consummated its initial public offering (IPO) of 7,187,500 shares of common stock at an offering price of $7 per share. The shares sold in the offering included 937,500 shares sold by the Company pursuant to the underwriters’ full exercise of their over-allotment option. The net proceeds to the Company from the offering were $46.8 million after deducting underwriting discounts and commissions, and before deducting total expenses in connection with the offering of $3.3 million.

Use of Estimates

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates in these consolidated financial statements include allowances for doubtful accounts and credit memos, useful lives for depreciation and amortization, loss contingencies, valuation of deferred tax assets, provisions for uncertain tax positions, capitalization of software costs and assumptions used for valuation of stock-based compensation and convertible preferred stock warrant liability. Actual results could differ from those and other estimates.

Principles of Consolidation and Basis of Presentation

These consolidated financial statements include the accounts of the Company’s wholly owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

Revenue Recognition and Deferred Revenue

The Company recognizes revenue related to the utilization of its advertising platform. Revenue is recognized when persuasive evidence of an arrangement exists, service has been provided to the customer, collection of the fees is reasonably assured, and fees are fixed or determinable. Arrangements with customers do not provide the customer with the right to take possession of the software or platform at any time. The Company generates revenue from its platform through its Platform Direct and Platform Services offerings. Revenue for both Platform Direct and Platform Services is recognized when the advertisement is displayed. The Company’s arrangements are cancellable by the customer as to any unfulfilled portion of a campaign without penalty. Media is purchased on the Company’s platform on a real-time basis and purchasing ceases upon cancellation. For the Company’s Platform Services arrangements once the advertising is delivered in accordance with the terms of the insertion order, the related amounts earned for such advertising delivery are non-refundable.

The Company’s Platform Direct arrangements are evidenced by signed contracts. The Platform Services arrangements are evidenced through direct insertion orders. Revenue is recognized during the period in which the advertising is delivered. The Company also maintains processes to determine the collectability of amounts due from customers. To the extent any of the revenue recognition criteria are not met, the Company defers revenue.

Amounts that have been invoiced for services are recorded in accounts receivable and in deferred revenue or revenue, depending on whether the revenue recognition criteria outlined above have been met. In instances where customers prepay, the Company will defer recognition of revenue until the criteria outlined above are met and actual ads have been delivered during the period based on the terms specified in the agreement with the customer.

In accordance with ASC Topic 605, Revenue Recognition, paragraph 45-1, the Company recognizes revenue on a gross or net basis for each model based on its determination as to whether the Company is acting as the principal in the revenue generation process or as an agent.

Indicators that an entity is acting as a principal include: (a) the entity has the primary responsibility (primary obligor) for providing the goods or services to the customer or for fulfilling the order; (b) the entity has inventory risk before or after the customer order; (c) the entity has latitude in establishing prices, either directly or indirectly; and (d) the entity bears the customer’s credit risk for the amount receivable from the customer.

Indicators that an entity is acting as an agent exist when it does not have exposure to the significant risks and rewards associated with the sale of goods or the rendering of services. One key feature indicating that an entity is acting as an agent is that the amount the entity earns is predetermined, being either a fixed fee per transaction or a stated percentage of the amount billed to the customer.

Platform Direct — Platform Direct provides customers with self-serve capabilities for real-time media buying, serving, targeting, optimization and brand measurement. The Company enters into contracts with customers under which fees earned by the Company are based on a utilization fee that is a percentage of media spend through the platform as well as fees for additional features offered through the Company’s platform. These features are delivered concurrently with the related advertising. Due to the fact that the features are delivered concurrently, the Company does not allocate revenue between the two elements.

The Company recognizes revenue for Platform Direct on a net basis primarily based on the Company’s determination that it is not deemed to be the primary obligor, does not have inventory risk as the customer chooses the inventory to purchase on a real-time basis, the actual cost of the campaign is determined by the customer through the real-time bidding process, through management of the campaign the customer can define supplier preferences or specific suppliers from a list the Company maintains, and the amount earned by the Company is fixed based on a percentage of the media spend of a customer’s campaign.

Platform Services — Platform Services provide customers the opportunity to utilize the Company’s platform on a managed service basis, whereby the Company delivers video advertisements based upon a pre-agreed set of fixed objectives with an advertiser or agency. The Company enters into customer agreements through discrete binding insertion orders with fixed price commitments which are determined prior to the launch of an advertising campaign.

For Platform Services, the Company recognizes revenue on a gross basis primarily based on the Company’s determination that it is subject to the risk of fluctuating costs from its media vendors, has latitude in establishing prices with its customer, has discretion in selecting media vendors when fulfilling a customer’s campaign, and has credit risks.

Cost of Revenue

Cost of revenue is comprised primarily of media costs. Media costs consist of advertising impressions the Company purchases from sources of advertising inventory in connection with its Platform Services offering. The Company typically pays for these impressions on a cost per thousand impression (CPM) basis. Cost of revenue also includes technical infrastructure costs which include the cost of internal and third-party servers and related services, internet access costs and amortization of internal use software development costs on revenue-producing technologies.

Capitalized Internal-Use Software Development Costs

For web site development costs and development costs related to the Company’s platform, the Company capitalizes qualifying computer software costs which are incurred during the application development stage. Costs related to preliminary project activities and post implementation activities are expensed as incurred to research and development. The Company capitalizes costs when preliminary efforts are successfully completed, management has authorized and committed project funding, and it is probable that the project will be completed and used as intended. Costs incurred for enhancements that are expected to result in additional material functionality are capitalized. The Company capitalized $636 and $523 in internal-use software development costs related to platform enhancement and website development cost during the years ended December 31, 2013 and 2014. These costs are included in property, equipment and software, net on the consolidated balance sheets. Amortization commences when the website or software for internal use is ready for its intended use and the amortization period is the estimated useful life of the related asset, which is generally three years. Costs for research and development efforts have been expensed as incurred and relate primarily to payroll costs incurred in the development of the platform.

Cash and Cash Equivalents

The Company considers all highly liquid investments having original maturities of three months or less at the date of purchase to be cash equivalents. The Company’s cash equivalents consist of short-term money market instruments held at reputable financial institutions. Amounts held on deposit at financial institutions may exceed Federal Deposit Insurance Corporation (FDIC) insured limits. To date, the Company has not experienced any losses on such deposits.

Restricted Cash

Restricted cash at December 31, 2013 and December 31, 2014 represents cash restricted for the Company’s irrevocable standby letters of credit in the amount of $334 and $742, respectively for the benefit of certain of the Company’s real property lessors.

Accounts Receivable

Accounts receivable are stated at net realizable value. The Company provides an allowance for doubtful accounts based on management’s evaluation of outstanding accounts receivable. The Company maintains reserves for potential credit losses on customer accounts when deemed necessary. The Company analyzes specific accounts receivable, historical bad debts, customer concentrations, current economic trends, and changes in the customer payment terms when evaluating the adequacy of the allowance for bad debts. Accounts receivable are written off when no future collection is possible.

Many of the Company’s contracts with advertising agencies provide that if the brand (i.e., the agency’s customer) does not pay the agency, the agency is not liable to the Company and the Company must seek payment from the brand. Accordingly, the Company considers the creditworthiness of the brand in establishing its allowance for doubtful accounts. However, since inception, the Company has not had to initiate collection efforts directly with any brands where the contract was with an advertising agency.

The following table presents the changes in the allowance for doubtful accounts:

	Years Ended December 31,
	2012	2013	2014
Balance, beginning of year	$(200)	$(350)	$(714)
Additions to allowance	(191)	(539)	(903)
Write offs, net of recoveries	41	175	248

Balance, end of year	$(350)	$(714)	$(1,369)

Beginning in Q1 2014 the Company established a reserve for credit memos. On a quarterly basis, the amount of revenue that is reserved for credit memos is calculated based on the Company’s historical trends and data specific to each reporting period. The Company reviews the actual credit memos issued in prior quarters as they relate to prior periods and establishes a rate at which credit memos effect prior periods. The Company then applies the established rate to the current period revenue as a basis for estimating future credit memos. For the years ended December 31, 2012 and 2013, the Company did not have a credit memo reserve as the amounts of credit memos had been historically insignificant.

The following table presents the changes in the allowance for credit memos:

Year Ended December 31, 2014
Balance, beginning of year	$—
Additions to allowance	(1,875)
Write offs, net of recoveries	1,415

Balance, end of year	$(460)

Property, Equipment and Software, net

Property, equipment and software, net are carried at cost and are depreciated on the straight-line basis over their estimated useful lives of three to seven years. Repairs and maintenance are charged to expense as incurred, and improvements are capitalized. When the assets are sold or retired or otherwise disposed of, their cost and related accumulated depreciation and amortization are removed from the accounts with the resulting gain or loss reflected as an operating item in the accompanying consolidated statements of operations.

Leasehold improvements are amortized on a straight-line basis over the remaining term of the lease, or the useful life of the assets, whichever is shorter.

Construction in process mainly consists of leasehold improvements and furniture at the Company’s offices under construction, as well as server equipment that has not been placed in service as of December 31, 2014. Upon completion of construction, the assets will be depreciated over the shorter of their useful lives or the remaining lease term. Upon commencement of the use of the server, it will be depreciated over the useful life of the server, which will be determined upon commencement of the use.

Fair Value Measurement and Financial Instruments

The Company measures the fair value of its financial instruments in accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Fair Value Measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date. In determining fair values of all reported assets and liabilities that represent financial instruments, the Company uses the carrying market values of such amounts. The provision establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company.

Unobservable inputs are inputs that reflect the Company’s assumptions as to what market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The hierarchy is broken down into three levels based on the observability of inputs as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

Level 2 — Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3 — Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

The following table sets forth by level, within the fair value hierarchy, the Company’s assets and liabilities at December 31, 2013 and December 31, 2014, measured at fair value on a recurring basis:

	Financial Instruments at Fair Value as of December 31, 2013
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$19,475	$—	$—	$19,475

Liability:
Warrant Liability	$—	$—	$684	$684

	Financial Instruments at Fair Value as of December 31, 2014
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$46,592	$—	$—	$46,592

In fiscal year 2010, the Company issued a Series A-1 preferred stock warrant that contained a price protection clause that provided that the exercise price of the warrants was to be adjusted downwards upon the Company issuing Additional Stock (as defined in the warrant agreement) at more favorable pricing. As a result of this price protection clause, the Company determined that the warrant was not considered indexed to the Company’s own stock and as a result recorded the warrant as a liability measured at fair value at the time of issuance. Prior to the conversion of all Company preferred stock as a result of the IPO, the Company recorded “mark-to-market” adjustments each reporting period under other income expense, net. As the warrant’s fair value is based on significant inputs that were not observable in the market, they were categorized as Level 3. Changes in warrant liability (see Note 4) consisted of the following during:

	Years Ended December 31,
	2013	2014
Balance, beginning of year	$296	$684
Change in fair value of convertible preferred stock warrant liability	388	(168)
Conversion of preferred stock warrants to common stock warrants	—	(516)

Balance, end of year	$684	$—

Since all carrying amounts approximate fair value, no other comprehensive income or loss has been recognized. There were no sales, purchases, settlements, or other transfers in or out of Level 3 liabilities.

Other financial instruments not measured at fair value on the accompanying consolidated balance sheets at December 31, 2013 and December 31, 2014, but which require disclosure of their fair values include accounts receivable, accounts payable, accrued expenses and debt. The estimated fair values of such instruments at December 31, 2013 and December 31, 2014 approximated their carrying values due to being short term in nature. The fair values of all of these instruments are categorized as Level 2 in the fair value hierarchy.

Quantitative Information about Level 3 Fair Value Measurements

The significant unobservable inputs used in the fair value measurement of the Company’s convertible preferred stock warrant:

	Fair Value at December 31, 2013	Fair Value December 31, 2014	Valuation technique	Significant unobservable input
Convertible preferred warrant liability	$684	$—	Monte Carlo Simulation	Value of underlying Series A-1 preferred stock, volatility, and expected term.

Sensitivity to Changes in Significant Unobservable Inputs

The significant unobservable inputs used in the fair measurement of the warrant are the volatility of the underlying stock value, expected term, and the value of the Company’s Series A-1 preferred stock. Significant increases (decreases) in these unobservable inputs in isolation could have resulted in a significantly different fair value measurement.

Income Taxes

The Company accounts for income taxes in accordance with FASB ASC Topic 740, Income Taxes, under which deferred tax liabilities and assets are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax basis of assets and liabilities, as well as for operating loss (NOL) and tax credit carryforwards. Deferred tax assets and liabilities are measured using the tax rates that are expected to apply to taxable income for the years in which those tax assets and liabilities are expected to be realized or settled. The Company records a valuation allowance to reduce deferred tax assets to the net amount that is more likely than not to be realized.

The Company utilizes a two-step approach to evaluate tax positions. Recognition, step one, requires evaluation of the tax position to determine if based solely on technical merits it is more likely than not (MLTN) to be sustained upon examination. The MLTN standard is met when the likelihood of occurrence is greater than 50%. Measurement, step two, is addressed only if step one is satisfied. In step two, the tax benefit is measured as the largest amount of benefit, determined on a cumulative probability basis, which is MLTN to be realized upon ultimate settlement with tax authorities. If a position does not meet the MLTN threshold for recognition in step one, no benefit is recorded until the first subsequent period in which the MLTN standard is met, the issue is resolved with the tax authority, or the statute of limitations expires. Positions previously recognized are derecognized when the Company subsequently determines that the position is no longer MLTN to be sustained.

The Company recognizes interest and penalties related to income taxes in its provision for income tax.

Accounting for Impairment of Long-Lived Assets

The Company evaluates the recoverability of property, equipment and software and other assets, including identifiable intangible assets with definite lives, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets held and used is measured by comparison of the carrying amount of an asset or an asset group to estimated undiscounted future net cash flows expected to be generated by the asset or asset group. If the carrying amount of an asset exceeds these estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the assets exceeds the fair value of the asset or asset group, based on discounted cash flows. Assets to be disposed of are reported at the lower of their carrying amount or fair value less cost to sell. There were no impairment charges recorded in any of the periods presented.

Advertising Costs

The Company’s policy is to expense all advertising costs as incurred. Advertising expense includes costs for user conferences, tradeshows, print marketing and design consulting. Advertising expense was $1.8 million, $3.8 million and $6.4 million for the years ended December 31, 2012, 2013 and 2014, respectively, and is included in sales and marketing expense in the accompanying consolidated statements of operations.

Stock-Based Compensation

The Company’s stock-based compensation expense is estimated at the grant date based on the fair value of the award and is recognized as expense ratably over the requisite service period of the award. Determining the appropriate fair value and calculating the fair value of stock-based awards requires judgment, including estimating share price volatility, forfeiture rates, expected dividends, and expected life. The Company calculates the fair value of each restricted stock unit award to employees on the date of grant and to non-employees on each measurement date based on the fair value of its common stock. The Company calculates the fair value of each option award on the date of grant under the Black-Scholes option pricing model using certain assumptions. For nonemployee consultants, the Company revalues the unvested share based awards at each measurement period. Total expenses for nonemployee share based awards has been immaterial to date.

The Black-Scholes model requires the use of highly subjective and complex assumptions, which determine the fair value of stock-based awards, including the option’s expected term and the price volatility of the underlying stock. The Company’s current estimate of volatility is based on the volatility of comparable public companies. To the extent volatility of the Company’s stock price increases in the future, the Company’s estimates of the fair value of options granted in the future could increase, thereby increasing stock-based compensation in future periods. The Company uses the simplified calculation of expected term, as the Company does not have sufficient historical data to use any other method to estimate expected term. The interest rate for periods within the contractual life of the award is based on the U.S. Treasury yield curve in effect at the time of grant. In addition, the Company applies an expected forfeiture rate when recording stock-based compensation. To the extent the Company revises this estimate in the future; its stock-based compensation could be materially impacted in the year of revision.

For market based awards, the Company uses the Monte Carlo simulation model to determine the fair value of each market-based award. The determination of the grant date fair value of the awards using a simulation model is affected by the Company’s stock price as well as assumptions regarding a number of complex and subjective variables. These variables include the expected stock price volatility over the expected life of the awards, risk-free interest rates, and expected dividends. The Company’s current estimate of volatility is based on the volatility of comparable public companies. The risk free interest rate is equal to the U.S. Treasury constant maturity rates for the period equal to the expected life. The Company does not currently pay cash dividends on common stock and does not anticipate doing so in the foreseeable future. Accordingly, the expected dividend yield is zero.

Segments

The Company’s chief operating decision maker (CODM), its Chief Executive Officer, reviews financial information for the Company on a consolidated basis. The Company manages its business on the basis of one operating segment. The Company’s principal decision-making functions are located in the U.S.

Earnings Per Share

The Company applies the two-class method for calculation and presenting earnings per share. Under the two-class method, net income is allocated between common units and other participating securities based on their participating rights. Participating securities are defined as securities that participate in dividends with common units according to a pre-determined formula or a contractual obligation to share in the income of the entity. Following the conversion of the preferred stock and preferred stock warrants at the time of the IPO, there are no other participating securities outstanding. Basic net (loss) income per common unit is calculated by dividing the net income by the weighted-average number of common units outstanding for the period. Diluted net income per share is computed by giving effect to all potential dilutive common stock equivalents outstanding for the period. Due to the net losses for the years ended December 31, 2013 and 2014, there is no impact or change in presentation as a result of applying the two-class method.

Concentration of Risk

As of December 31, 2013 and 2014, there were no customers that accounted for more than 10% of outstanding gross accounts receivable. There were no customers that accounted for more than 10% of revenue during the year ended December 31, 2012, 2013 or 2014. Branches or divisions of an advertiser that operate under distinct contracts are generally considered as separate customers. In particular, the Company treats as separate customers different groups within global advertising agencies if they are based in different jurisdictions or with respect to which the Company negotiated and manages separate contractual relationships.

Foreign Currency Translation and Transactions

The consolidated financial statements of the Company’s foreign subsidiaries are measured using the local currency as the functional currency. Assets and liabilities of foreign subsidiaries are translated at exchange rates in effect as of the balance sheet date. Revenues and expenses are translated at average exchanges rates in effect during the period. Translation adjustments are recorded within accumulated other comprehensive loss, a separate component of stockholders’ equity, on the accompanying consolidated balance sheets. Foreign exchange gain (loss) is impacted by movements in exchange rates and the amount of foreign-currency denominated receivables and payables. The foreign exchange loss in the years ended December 31, 2012, 2013 and 2014 was primarily attributable to the strengthening of the U.S. Dollar in relation to the Australian Dollar, Canadian Dollar, British Pound and Euro for foreign-currency denominated transactions.

Deferred Offering Costs

Deferred offering costs consisted of direct incremental costs related to the Company’s IPO of its common stock. The Company recorded $129 of deferred offering costs in other assets on the Company’s consolidated balance sheets as of December 31, 2013. No deferred offering costs are included as of December 31, 2014. Upon completion of the IPO, the deferred offering costs of $3.3 million were offset against the proceeds of the offering.

Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board issued guidance related to revenue from contracts with customers. Under this guidance, revenue is recognized when promised goods or services are transferred to customers in an amount that reflects the consideration that is expected to be received for those goods or services. The updated standard will replace most existing revenue recognition guidance under U.S. generally accepted accounting principles (GAAP) when it becomes effective and permits the use of either the retrospective or cumulative effect transition method. Early adoption is not permitted. The updated standard will be effective for us in the first quarter of 2017. The Company has not yet selected a transition method and is currently evaluating the effect that the updated standard it will have on its consolidated financial statements and related disclosures.